Events After the Reporting Date (Details) - USD ($) $ / shares in Units, $ in Thousands	Apr. 01, 2025	Feb. 25, 2025	Feb. 24, 2025	Feb. 18, 2025	Dec. 31, 2024	Dec. 30, 2024	Dec. 31, 2023	Nov. 21, 2023	Feb. 23, 2023
Events After the Reporting Date [Line Items]
Cash payment (in Dollars)					$ 4,540				$ 2,500
Number of warrants issued (in Shares)		172,174
Volume weighted average price per warrant (in Dollars per share)		$ 11.6172
Ordinary shares (in Shares)					515,631	1,541,096	33,652
Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Cash payment (in Dollars)				$ 411
Annual rate			8.00%
Monthly installments (in Dollars)			$ 50
Aggregate principal amount (in Dollars)		$ 4,200
Purchase price		95.00%
Volume weighted average price		110.00%
Volume weighted average price during consecutive trading days		95.00%
Consecutive trading days		20 days
Volume weighted average price of ordinary shares		20.00%
Warrant exercisable term		5 years
Investing amount (in Dollars)	$ 100,000
Aggregate investment (in Dollars)	$ 17,000
Percentage of fully diluted capital stock		40.00%
Percentage of financing proceeds		30.00%
Financing proceeds (in Dollars)		$ 1,600
Restricted stock grant percentage		5.00%
Vesting period		3 years
Top of Range [Member]
Events After the Reporting Date [Line Items]
Ordinary shares (in Shares)								230,769
AutoMax [Member] | Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Loan amount (in Dollars)		$ 2,000	2,000
Aggregate loan amount (in Dollars)			4,250
SciSparc’s [Member] | Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Aggregate loan amount (in Dollars)			$ 4,250
N2OFF [Member] | Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Ordinary shares (in Shares)		700,000
Percentage of fully diluted capital stock		25.00%
MitoCareX [Member] | Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Investing amount (in Dollars)		$ 1,000
Warrants [Member] | Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Volume weighted average price of ordinary shares		130.00%
Common shares [Member] | Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Ordinary shares (in Shares)		4,961
Debentures [Member] | Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Annual rate		8.00%
Debentures [Member] | Top of Range [Member] | Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Annual rate		18.00%